S000071709 [Member] Expense Example - Putnam Focused Large Cap Growth ETF - C000227195	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	$ 628